Senior Subordinated Secured Notes and Secured Indebtedness - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended						12 Months Ended								9 Months Ended	12 Months Ended				12 Months Ended	9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended					12 Months Ended	1 Months Ended	9 Months Ended	12 Months Ended					1 Months Ended	9 Months Ended	12 Months Ended					9 Months Ended		12 Months Ended		1 Months Ended		12 Months Ended		1 Months Ended		9 Months Ended		9 Months Ended							12 Months Ended
	May 31, 2012	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2012	Feb. 24, 2012	Dec. 31, 2011	Nov. 22, 2004	Dec. 31, 2010 Predecessor [Member]	Sep. 30, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Sep. 30, 2012 William Lyon Homes [Member]	Dec. 31, 2011 William Lyon Homes [Member]	Sep. 30, 2012 Common Class A [Member]	Feb. 24, 2012 Common Class A [Member]	Dec. 31, 2011 Common Class A [Member]	Sep. 30, 2012 Term Loan Agreement [Member]	Dec. 31, 2011 Term Loan Agreement [Member] Predecessor [Member]	Dec. 31, 2011 Senior Secured Term Loan [Member]	Dec. 31, 2010 Senior Secured Term Loan [Member]	Sep. 30, 2012 Senior Secured Term Loan [Member]	Dec. 31, 2011 Senior Secured Term Loan [Member] Predecessor [Member]	Sep. 30, 2012 Senior Subordinated Secured Notes [Member]	Dec. 31, 2011 Senior Subordinated Secured Notes [Member]	Dec. 31, 2011 Senior Subordinated Secured Notes [Member] Predecessor [Member]	Sep. 30, 2012 7 5/8% Senior Notes Due December 15, 2012 [Member]	Dec. 31, 2011 7 5/8% Senior Notes Due December 15, 2012 [Member]		Dec. 31, 2010 7 5/8% Senior Notes Due December 15, 2012 [Member]		Nov. 22, 2004 7 5/8% Senior Notes Due December 15, 2012 [Member]	Dec. 31, 2011 7 5/8% Senior Notes Due December 15, 2012 [Member] Predecessor [Member]	Mar. 17, 2003 10 3/4% Senior Notes Due April 1, 2013 [Member]	Sep. 30, 2012 10 3/4% Senior Notes Due April 1, 2013 [Member]	Dec. 31, 2011 10 3/4% Senior Notes Due April 1, 2013 [Member]		Dec. 31, 2010 10 3/4% Senior Notes Due April 1, 2013 [Member]		Dec. 31, 2011 10 3/4% Senior Notes Due April 1, 2013 [Member] Predecessor [Member]	Feb. 06, 2004 7 1/2% Senior Notes Due February 15, 2014 [Member]	Sep. 30, 2012 7 1/2% Senior Notes Due February 15, 2014 [Member]	Dec. 31, 2011 7 1/2% Senior Notes Due February 15, 2014 [Member]		Dec. 31, 2010 7 1/2% Senior Notes Due February 15, 2014 [Member]		Dec. 31, 2011 7 1/2% Senior Notes Due February 15, 2014 [Member] Predecessor [Member]	Sep. 30, 2012 Senior Subordinated Secured Notes Due 2017 [Member]	Feb. 24, 2012 Senior Subordinated Secured Notes Due 2017 [Member]	Dec. 31, 2011 Construction Notes Two [Member]	Sep. 30, 2012 Construction Notes Two [Member]	Sep. 30, 2011 Construction Notes One [Member]	Apr. 30, 2011 Construction Notes One [Member]	Dec. 31, 2011 Construction Notes One [Member]	Sep. 30, 2012 Construction Notes One [Member]	Oct. 31, 2011 Land Acquisition Note Payable [Member]	Feb. 24, 2012 Land Acquisition Note Payable [Member]	Sep. 30, 2012 Other Construction Notes [Member]	Dec. 31, 2011 Other Construction Notes [Member]	Sep. 30, 2012 Amended Term Loan [Member]	Sep. 30, 2012 First Year Anniversary To Second Anniversary Of Amended Term Loan Agreement [Member]	Sep. 30, 2012 After Second Year Anniversary Of Amended Term Loan Agreement [Member]	Sep. 30, 2012 Additional Construction Notes One [Member]	Feb. 06, 2013 Additional Construction Notes One [Member] Line Of Credit Facility [Member]	Sep. 30, 2012 Additional Construction Notes Two [Member]	Feb. 06, 2013 Additional Construction Notes Two [Member] Line Of Credit Facility [Member]	Dec. 31, 2011 Seller Financing [Member]	Feb. 24, 2012 Seller Financing [Member]
Debt Instrument [Line Items]
First lien secured term loan		$ 206,000,000																$ 206,000,000	$ 206,000,000	$ 235,000,000	$ 206,000,000	$ 75,916,000
Debt instrument, interest rate percentage							7.625%									14.00%	14.00%					12.00%	12.00%			7.625%	[1]	7.625%	[1]	7.625%	7.625%	10.75%		10.75%	[1]	10.75%	[1]	10.75%	7.50%		7.50%	[1]	7.50%	[1]	7.50%	12.00%		10.00%						1.50%				10.25%							7.00%
Interest paid																	28,800,000					6,000,000	6,000,000			2,500,000						7,400,000							2,900,000																			24,100,000
Debt instrument, maturity date																Oct. 20, 2014	Oct. 20, 2014	Oct. 20, 2014	Oct. 20, 2014		Jan. 31, 2015	Feb. 24, 2017		Feb. 15, 2017		Dec. 15, 2012	[1]	Dec. 15, 2012	[1]		Dec. 15, 2012			Apr. 01, 2013	[1]	Apr. 01, 2013	[1]	Apr. 01, 2013			Feb. 15, 2014	[1]	Feb. 15, 2014	[1]	Feb. 15, 2014							Jan. 01, 2013		Oct. 01, 2012				Jan. 31, 2015							Mar. 01, 2012
Borrowing base									60.00%	60.00%						67.50%																																											65.00%	60.00%
Aggregate principal amount																10,000,000																														75,000,000	75,000,000
Percentage of interest rate to pay loan amount						14.00%										15.625%	15.625%
Discounted interest rate for prepayment																14.00%
Certain other indebtedness				10,000,000						10,000,000
Minimum Tangible Net Worth		13,000,000		75,000,000		75,000,000		13,000,000		75,000,000																																										90,000,000
Non-cash impairment charges		111,900,000						111,900,000
Debt instrument outstanding amount		62,800,000	48,800,000			61,400,000																75,916,000	75,000,000			66,700,000				150,000,000		250,000,000		138,900,000					150,000,000		77,900,000								5,300,000			9,000,000	5,600,000			5,300,000	7,000,000				0		0		3,000,000	2,900,000
Debt instrument, maturity date																						2017-02	2017-02																													2013-01		2012-10							2015-09		2015-03		2012-03
Interest at an annual rate																						12.00%	8.00%
Debt instrument, cash interest rate																						8.00%
Remaining Interest Rate																						4.00%	4.00%
Redemption price																						100.00%	100.00%
Additional Interest paid																						900,000
Accrued interest																						2,700,000
Percentage of issuance price on face value																																98.493%
Cash proceeds from issuance of debt																																246,200,000							147,600,000
Percentage of discount to yield																																11.00%
Common stock issued													44,793,255	44,793,255	44,793,255
Common stock par value		$ 0.01			$ 0.01	$ 0.01				$ 0.01			$ 0.01	$ 0.01
Debt maturity date																									2012								2013							2014						2017
Notes payable		30,541,000		10,961,000		74,009,000				74,009,000																																						16,000,000				9,000,000									19,000,000		17,000,000
Interest rate, floor																																																				6.50%
Interest rate, floor																																																				5.50%
Fixed interest rate																																																								10.00%
Principal payments																																																500,000		900,000	2,000,000					500,000
Debt instrument, interest																																																													Prime Rate + 1.0%, with a rate floor of 5.0%		Prime + 1%, with a rate floor of 5.0%
Borrowings under facility																																																														8,800,000		6,200,000
Acquisition price of land																																																						56,000,000
Loan value																																																						55,000,000
Loan, fair value				13,129,000		74,009,000																																										6,300,000							56,300,000
Gain on extinguishment of debt	1,000,000	5,572,000	78,144,000
Amortization expense, net	$ 300,000
Ownership rate											100.00%	100.00%

[1]	Classified as Liabilities subject to compromise on the accompanying balance sheet for the year ended December 31, 2011.